Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 55	€ 66
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	14	1
Czech Republic
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	1
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	8	9
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		5
Singapore
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	2
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		10
Türkiye
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	30	40
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		€ 1